NON-CONTROLLING INTERESTS	12 Months Ended
Oct. 31, 2020
NON-CONTROLLING INTERESTS

30.	NON-CONTROLLING INTERESTS

The changes to the non-controlling interest for the years ended October 31, 2020 and October 31, 2019 are as follows; there was no non-controlling interest for the year ended October 31, 2018.

	October 31, 2020	October 31, 2019
Balance, beginning of period	$19,538	$-
Net assets contributed	-	196,250
Elimination of GRD Cali, LLC non-controlling interest	22,128	-
Non-controlling interest’s 40% share of GRD Cali, LLC	(36,366)	(153,762)
Non-controlling interest’s 40% share of Idalia, LLC	(129)	(22,950)
Non-controlling interest’s 13% share of GR Michigan, LLC	(38,554)	-
Balance, end of period	$(33,383)	$19,538

The following is summarized financial information for GRD Cali, LLC:

	October 31, 2020	October 31, 2019
Current assets	$-	$93,460
Long term assets	-	41,642
Current liabilities	-	25,801
Advances from parent	-	73,705
Net loss for the period	90,914	384,404

GRD Cali, LLC was sold in exchange for $85,000 during the year ended October 31, 2020.

The following is summarized financial information for Idalia, LLC:

	October 31, 2020	October 31, 2019
Long term assets	10,230	13,248
Net loss for the period	322	57,376

The following is summarized financial information for GR Michigan, LLC:

	October 31, 2020	October 31, 2019
Current assets	$74,961	$-
Long term assets	603,895	-
Current liabilities	489,266	-
Advances from parent	68,994	-
Net loss for the period	296,570	-

Nine percent (9%) of GR Michigan LLC is owned by officers and directors of the Company; this ownership is pursuant to an agreement that included their loans made to GR Michigan LLC (Note 23.5). The total non-controlling ownership, including ownership by officers and directors, is 13%.